Cover	Aug. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 30, 2022
Entity File Number	001-35958
Entity Registrant Name	DIGITAL TURBINE, INC.
Entity Central Index Key	0000317788
Entity Tax Identification Number	22-2267658
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	110 San Antonio Street
Entity Address, Address Line Two	Suite 160
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	387 7717
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	APPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false